UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Long/Short Credit Fund
Class I (Ticker: PCHIX)
Class A (Ticker: PCHAX)

SEMI-ANNUAL REPORT
April 30, 2015

Palmer Square Long/Short Credit Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	15
Supplemental Information	26
Expense Example	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Long/Short Credit Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS – 19.2%
$250,000	Amaya Holdings B.V. (Netherlands) 8.000%, 8/1/2022[1,2,3]	$253,203
500,000	Asurion LLC 8.500%, 3/3/2021[1,2]	508,687
150,000	FMG Resources August 2006 Pty Ltd. (Australia) 3.750%, 6/30/2019[1,2,3]	135,830
500,000	Navistar, Inc. 5.750%, 8/17/2017[1,2]	503,517
166,748	Ocwen Loan Servicing LLC 5.000%, 2/15/2018[1,2]	165,393
249,364	Offshore Group Investment Ltd. (Cayman Islands) 5.750%, 3/28/2019[1,2,3]	163,957
150,000	Renaissance Learning, Inc. 8.000%, 4/11/2022[1,2]	146,625
400,000	Samson Investment Co. 5.000%, 9/25/2018[1,2]	194,000
299,242	Walter Investment Management Corp. 4.750%, 12/18/2020[1,2]	286,806
	TOTAL BANK LOANS (Cost $2,386,124)	2,358,018

	BONDS – 72.4%
	ASSET-BACKED SECURITIES – 31.6%
375,000	Atrium CDO Corp. (Cayman Islands) 6.277%, 10/23/2022[1,2,4]	375,926
250,000	BlueMountain CLO 2013-1 Ltd. (Cayman Islands) 4.857%, 5/15/2025[1,2,4]	227,543
250,000	BlueMountain CLO Ltd. (Cayman Islands) 6.007%, 8/16/2022[1,2,4]	250,366
500,000	Dryden 37 Senior Loan Fund (Cayman Islands) 6.716%, 4/15/2027[1,2,4]	454,904
	Dryden XXII Senior Loan Fund (Cayman Islands)
250,000	0.000%, 1/15/2022[2,4]	208,020
500,000	4.275%, 1/15/2022[1,2,4]	503,980
1,000,000	Gramercy Park CLO Ltd. (Cayman Islands) 5.774%, 7/17/2023[1,4]	994,454
500,000	Madison Park Funding X Ltd. (Cayman Islands) 5.525%, 1/20/2025[1,2,4]	487,790
375,000	OZLM Funding Ltd. (Cayman Islands) 6.376%, 7/22/2023[1,2,4]	375,495
	TOTAL ASSET-BACKED SECURITIES (Cost $3,845,550)	3,878,478

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE – 40.8%
	BASIC MATERIALS – 0.7%
$90,000	TPC Group, Inc. 8.750%, 12/15/2020[2,4]	$86,625

	CONSUMER, CYCLICAL – 5.3%
585,000	Pinnacle Entertainment, Inc. 7.750%, 4/1/2022[2]	652,275

	CONSUMER, NON-CYCLICAL – 4.4%
500,000	United Surgical Partners International, Inc. 9.000%, 4/1/2020[2]	539,375

	ENERGY – 17.7%
140,000	Approach Resources, Inc. 7.000%, 6/15/2021[2]	127,050
172,000	Endeavor Energy Resources LP / EER Finance, Inc. 7.000%, 8/15/2021[2,4]	172,430
285,000	Foresight Energy LLC / Foresight Energy Finance Corp. 7.875%, 8/15/2021[2,4]	277,875
165,000	Halcon Resources Corp. 8.625%, 2/1/2020[2,4]	172,013
600,000	Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 5/15/2019[2]	526,500
68,000	Murray Energy Corp. 11.250%, 4/15/2021[2,4]	69,360
450,000	Oasis Petroleum, Inc. 6.875%, 3/15/2022[2]	460,125
	Peabody Energy Corp.
225,000	6.250%, 11/15/2021	136,125
75,000	10.000%, 3/15/2022[2,4]	63,750
175,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 4/1/2020[2]	174,562
		2,179,790
	FINANCIAL – 1.0%
125,000	Ocwen Financial Corp. 6.625%, 5/15/2019[2,4]	116,562

	INDUSTRIAL – 11.7%
300,000	Bombardier, Inc. (Canada) 5.500%, 9/15/2018[3,4]	304,500
320,000	Manitowoc Co., Inc. 5.875%, 10/15/2022[2]	346,400

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$750,000	Viasystems, Inc. 7.875%, 5/1/2019[2,4]	$793,125
		1,444,025
	TOTAL CORPORATE (Cost $4,918,501)	5,018,652

	TOTAL BONDS (Cost $8,764,051)	8,897,130

Number of Shares

	COMMON STOCKS – 0.6%
	FINANCIAL – 0.6%
275	AerCap Holdings N.V. (Netherlands)*3	12,837
5,200	Ocwen Financial Corp.*	44,148
1,440	Walter Investment Management Corp.*	25,358
		82,343
	TOTAL COMMON STOCKS (Cost $94,978)	82,343

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	EQUITY – 0.1%
	BreitBurn Energy Partners LP
150	Exercise Price: $5.00, Expiration Date: June 19, 2015	1,875
	iShares iBoxx $ High Yield Corporate Bond ETF
15	Exercise Price: $90.00, Expiration Date: May 15, 2015	488
15	Exercise Price: $90.00, Expiration Date: June 19, 2015	1,538
	Linn Energy LLC
300	Exercise Price: $8.00, Expiration Date: July 17, 2015	—
	Memorial Production Partners LP
168	Exercise Price: $10.00, Expiration Date: July 17, 2015	—
	SPDR Barclays High Yield Bond ETF
40	Exercise Price: $39.00, Expiration Date: June 19, 2015	1,800
	SPDR S&P 500 ETF Trust
35	Exercise Price: $204.00, Expiration Date: May 15, 2015	3,290
15	Exercise Price: $206.00, Expiration Date: June 19, 2015	5,287

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Vanguard Natural Resources LLC
81	Exercise Price: $12.50, Expiration Date: July 17, 2015	$1,215
		15,493
	TOTAL PUT OPTIONS (Cost $67,170)	15,493

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $67,170)	15,493

	TOTAL INVESTMENTS – 92.3% (Cost $11,312,323)	11,352,984
	Other Assets in Excess of Liabilities – 7.7%	940,861

	TOTAL NET ASSETS – 100.0%	$12,293,845

Principal Amount

	SECURITIES SOLD SHORT – (38.1)%
	BONDS – (38.1)%
	CORPORATE – (34.2)%
	COMMUNICATIONS – (2.6)%
$(500,000)	Affinion Group, Inc. 7.875%, 12/15/2018[2]	(317,500)

	CONSUMER, CYCLICAL – (6.8)%
(350,000)	Beazer Homes USA, Inc. 9.125%, 5/15/2019[2]	(365,750)
(470,000)	Navistar International Corp. 8.250%, 11/1/2021[2]	(466,475)
		(832,225)
	CONSUMER, NON-CYCLICAL – (15.4)%
(325,000)	Ahern Rentals, Inc. 9.500%, 6/15/2018[2,4]	(352,300)
(600,000)	APX Group, Inc. 8.750%, 12/1/2020[2]	(556,500)
(250,000)	BI-LO LLC / BI-LO Finance Corp. 8.625%, 9/15/2018[2,4]	(224,375)
(400,000)	Cenveo Corp. 11.500%, 5/15/2017[2]	(407,000)
(350,000)	ConvaTec Finance International S.A. (Luxembourg) 8.250%, 1/15/2019[2,3,4]	(353,281)
		(1,893,456)

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY – (3.7)%
$(450,000)	Oasis Petroleum, Inc. 7.250%, 2/1/2019[2]	$(461,475)

	INDUSTRIAL – (5.7)%
(300,000)	Bombardier, Inc. (Canada) 6.000%, 10/15/2022[2,3,4]	(285,000)
(410,000)	Terex Corp. 6.000%, 5/15/2021[2]	(416,663)
		(701,663)
	TOTAL CORPORATE (Proceeds $4,158,118)	(4,206,319)

	U.S. GOVERNMENT – (3.9)%
	United States Treasury Note
(100,000)	0.875%, 4/15/2017	(100,570)
(375,000)	1.500%, 11/30/2019	(377,227)

	TOTAL U.S. GOVERNMENT (Proceeds $474,438)	(477,797)

	TOTAL BONDS (Proceeds $4,632,556)	(4,684,116)

	TOTAL SECURITIES SOLD SHORT (Proceeds $4,632,556)	$(4,684,116)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	iShares iBoxx $High Yield Corporate Bond ETF
(15)	Exercise Price: $86.00, Expiration Date: June 19, 2015	$(338)
	SPDR S&P 500 ETF Trust
(35)	Exercise Price: $194.00, Expiration Date: May 15, 2015	(525)
(15)	Exercise Price: $196.00, Expiration Date: June 19, 2015	(2,040)
		(2,903)
	TOTAL PUT OPTIONS (Proceeds $3,771)	(2,903)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $3,771)	$(2,903)

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

LP – Limited Partnership

*	Non-income producing security.
[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

		Pay/Receive
		Total Return			Premium	Unrealized
Counterparty/	Notional	Reference	Financing	Termination	Paid	Appreciation/
Reference Entity	Amount(a)	Entity	Rate	Date	(Received)	(Depreciation)
Citibank
Loan Funding I, Ltd. - OTC(b)	$2,164,548	Receive	1-Month LIBOR + 1.40%	1/22/16	$—	$26,466
TOTAL TOTAL RETURN SWAP CONTRACTS					$—	$26,466

SWAPTIONS CONTRACTS
CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES

					Premium
Counterparty/	Buy/Sell	Exercise	Expiration	Notional	Paid	Market
Reference Entity	Protection	Price	Date	Amount	(Received)	Value
J.P. Morgan
Markit CDX.NA.HY.24
Put - 5 Year	Sell	$106.00	5/20/15	$250,000	$1,050	$710
Put - 5 Year	Sell	105.00	6/17/15	250,000	1,500	1,359
TOTAL CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES					$2,550	$2,069

(a)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(b)	Loan Funding I, Ltd. consists of a portfolio of bank loans.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	19.2%
Bonds
Asset-Backed Securities	31.6%
Corporate	40.8%
Total Bonds	72.4%
Common Stocks
Financial	0.6%
Total Common Stocks	0.6%
Purchased Options Contracts
Put Options	0.1%
Total Purchased Options Contracts	0.1%
Total Investments	92.3%
Other Assets in Excess of Liabilities	7.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $11,245,153)	$11,337,491
Purchased options contracts, at value (cost $67,170)	15,493
Purchased swaptions contracts, at value (cost $2,550)	2,069
Cash	126,707
Cash held by broker	5,133,390
Receivables:
Investment securities sold	725,129
Unrealized appreciation on open swap contracts	26,466
Interest	119,366
Prepaid offering costs	13,549
Prepaid expenses	30,345
Total assets	17,530,005

Liabilities:
Securities sold short, at value (proceeds $4,632,556)	4,684,116
Written options contracts, at value (proceeds $3,771)	2,903
Payables:
Investment securities purchased	350,241
Fund shares redeemed	3,187
Offering costs - Advisor	22,639
Shareholder servicing fees (Note 6)	2,993
Distribution fees (Note 7)	1
Interest on securities sold short	128,814
Transfer agent fees and expenses	8,675
Fund accounting fees	7,786
Auditing fees	7,505
Fund administration fees	4,691
Broker fees	3,130
Custody fees	2,172
Chief Compliance Officer fees	565
Trustees' fees and expenses	426
Accrued other expenses	6,316
Total liabilities	5,236,160

Net Assets	$12,293,845

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of April 30, 2015 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,290,817
Accumulated net investment income	33,841
Accumulated net realized loss on investments, purchased options contracts, securities sold short,
futures contracts, written options contracts, swap contracts and swaptions contracts	(46,767)
Net unrealized appreciation (depreciation) on:
Investments	92,338
Purchased options contracts	(51,677)
Securities sold short	(51,560)
Written options contracts	868
Swap contracts	26,466
Swaptions contracts	(481)
Net Assets	$12,293,845

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$12,291,335
Shares of beneficial interest issued and outstanding	613,103
Offering and redemption price per share	$20.05

Class A Shares:
Net assets applicable to shares outstanding	$2,510
Shares of beneficial interest issued and outstanding	125
Redemption price*	20.04
Maximum sales charge (5.75% of offering price)**	1.22
Maximum offering price to public	$21.26

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase. Based on unrounded net assets and shares outstanding.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
STATEMENT OF OPERATIONS
For the Period November 28, 2014* through April 30, 2015 (Unaudited)

Investment Income:
Interest	$265,568
Dividends	72
Total investment income	265,640

Expenses:
Interest on securities sold short	80,890
Advisory fees	64,014
Fund accounting fees	21,057
Registration fees	14,907
Fund administration fees	14,621
Transfer agent fees and expenses	14,612
Offering costs	10,563
Brokerage expense	9,807
Auditing fees	7,505
Legal fees	6,206
Miscellaneous	5,401
Custody fees	4,213
Shareholder servicing fees (Note 6)	3,857
Trustees' fees and expenses	2,982
Shareholder reporting fees	2,025
Chief Compliance Officer fees	1,551
Insurance fees	497
Distribution fees (Note 7)	3
Total expenses	264,711
Advisory fees waived	(64,014)
Other expenses absorbed	(13,977)
Net expenses	186,720
Net investment income	78,920

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short, Futures Contracts, Written Options Contracts, Swap Contracts and Swaptions Contracts:
Net realized gain (loss) on:
Investments	21,766
Purchased options contracts	(20,392)
Securities sold short	(36,175)
Futures contracts	(625)
Written options contracts	2,180
Swap contracts	(8,935)
Swaptions contracts	(4,586)
Net realized loss	(46,767)
Net change in unrealized appreciation/depreciation on:
Investments	92,338
Purchased options contracts	(51,677)
Securities sold short	(51,560)
Written options contracts	868
Swap contracts	26,466
Swaptions contracts	(481)
Net change in unrealized appreciation/depreciation	15,954
Net realized and unrealized loss on investments, purchased options contracts, securities sold short,
futures contracts, written options contracts, swap contracts and swaptions contracts	(30,813)

Net Increase in Net Assets from Operations	$48,107

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period November 28, 2014* through April 30, 2015 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$78,920
Net realized loss on investments, purchased options contracts, securities sold short, futures contracts,
written options contracts, swap contracts and swaptions contracts	(46,767)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts,
securities sold short, written options contracts, swap contracts and swaptions contacts	15,954
Net increase in net assets resulting from operations	48,107

Distributions to Shareholders:
From net investment income:
Class I	(45,074)
Class A	(5)
Total distributions to shareholders	(45,079)

Capital Transactions:
Net proceeds from shares sold:
Class I	18,014,457
Class A	2,500
Reinvestment of distributions:
Class I	45,075
Class A	5
Cost of shares redeemed:
Class I	(5,771,220)
Class A	−
Net increase in net assets from capital transactions	12,290,817

Total increase in net assets	12,293,845

Net Assets:
Beginning of period	−
End of period	$12,293,845

Accumulated net investment income	$33,841

Capital Share Transactions:
Shares sold:
Class I	901,035
Class A	125
Shares reinvested:
Class I	2,276
Class A	−
Shares redeemed:
Class I	(290,208)
Class A	−

Net increase in capital share transactions	613,228

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period November 28, 2014* through April 30, 2015 (Unaudited)

Net asset value, beginning of period	$20.00
Income from Investment Operations:
Net investment income[1]	0.10
Net realized and unrealized loss on investments	0.01
Total from investment operations	0.11

Less Distributions:
From net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$20.05

Total return[2]	0.53%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,291

Ratio of expenses to average net assets (including brokerage expense and interest on securities sold short):
Before fees waived and expenses absorbed	4.14%	[4]
After fees waived and expenses absorbed	2.92%	[4]
Ratio of expenses to average net assets (excluding brokerage expense and interest on securities sold short):
After fees waived and expenses absorbed	1.50%	[4]
Ratio of net investment income to average net assets (including brokerage expense and interest on securities sold short):
After fees waived and expenses absorbed	1.23%	[4]
Portfolio turnover rate	52%	[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period November 28, 2014* through April 30, 2015 (Unaudited)

Net asset value, beginning of period	$20.00
Income from Investment Operations:
Net investment income[1]	0.08
Net realized and unrealized loss on investments	−	[2]
Total from investment operations	0.08

Less Distributions:
From net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$20.04

Total return[3]	0.39%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3

Ratio of expenses to average net assets (including brokerage expense and interest on securities sold short):
Before fees waived and expenses absorbed	4.39%	[5]
After fees waived and expenses absorbed	3.17%	[5]
Ratio of expenses to average net assets (excluding brokerage expense and interest on securities sold short):
After fees waived and expenses absorbed	1.75%	[5]
Ratio of net investment income to average net assets (including brokerage expense and interest on securities sold short):
After fees waived and expenses absorbed	0.98%	[5]
Portfolio turnover rate	52%	[4,6]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
Palmer Square Long/Short Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek absolute (positive) total returns over a complete market cycle. The Fund commenced investment operations on November 28, 2014, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Transactions in written options contracts for the period November 28, 2014 (commencement of operations) through April 30, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at November 28, 2014 (commencement of operations)	-	$-
Options written	96	5,951
Options closed	-	-
Options expired	(31)	(2,180)
Options exercised	-	-
Outstanding at April 30, 2015	65	$3,771

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(f) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

(g) Swaptions Contracts
An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

The Fund did not enter into any transactions in written swaptions contracts for the period November 28, 2014 (commencement of operations) through April 30, 2015.

(h) Counterparty Risks
The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms. At April 30, 2015 such collateral is denoted in the Fund’s Statement of Assets and Liabilities. Also in conjunction with the use of short sales, options, futures contracts, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At April 30, 2015 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

The Fund incurred offering costs of approximately $24,112, which are being amortized over a one-year period from November 28, 2014 (commencement of operations).

(j) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period November 28, 2014 (commencement of operations) through April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

(k) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding, as applicable, any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.75% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively. This agreement is effective until February 28, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

For the period November 28, 2014 (commencement of operations) through April 30, 2015, the Advisor waived its advisory fees and absorbed other expenses totaling $77,991. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which the expenses were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At April 30, 2015, the amount of these potentially recoverable expenses was $77,991. The Advisor may recapture all or a portion of this amount no later than October 31, 2018.

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. JP Morgan Chase Bank, N.A. serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period November 28, 2014 (commencement of operations) through April 30, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the period November 28, 2014 (commencement of operations) through April 30, 2015, are reported on the Statement of Operations.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At April 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$11,312,323

Gross unrealized appreciation	$261,995
Gross unrealized depreciation	(221,334)
Net unrealized appreciation on investments	$40,661

Note 5 – Investment Transactions
For the period November 28, 2014 (commencement of operations) through April 30, 2015, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, swap contracts and swaptions contracts were $16,589,154 and $5,381,033, respectively. Proceeds from securities sold short and short securities covered were $4,801,447 and $224,375, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period November 28, 2014 (commencement of operations) through April 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period November 28, 2014 (commencement of operations) through April 30, 2015, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$2,358,018	$-	$2,358,018
Bonds**	-	8,897,130	-	8,897,130
Common Stocks**	82,343	-	-	82,343
Purchased Options Contracts	13,618	1,875	-	15,493
Total	$95,961	$11,257,023	$-	$11,352,984

Liabilities
Bonds**	$-	$4,684,116	$-	$4,684,116
Written Options Contracts	2,565	338	-	2,903
Total	$2,565	$4,684,454	$-	$4,687,019

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3*	Total
Total Return Swap Contracts	$-	$26,466	$-	$26,466
Credit Default Swaptions Contracts on Credit Indices	-	2,069	-	2,069
Total	$-	$28,535	$-	$28,535

*	The Fund did not hold any Level 3 securities at period end.
**
All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

***	Other financial instruments are derivative instruments, such as swap contracts and swaptions contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2015 by risk category are as follows:

		Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Purchased options contracts, at value	$-	$11,667	$-	$3,826	$15,493
Purchased swaptions contracts, at value	2,069	-	-	-	2,069
Unrealized appreciation on open swap contracts	-	-	-	26,466	26,466
	$2,069	$11,667	$-	$30,292	$44,028

Liabilities
Written options contracts, at value	$-	$2,565	$-	$338	$2,903
	$-	$2,565	$-	$338	$2,903

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the period November 28, 2014 (commencement of operations) through April 30, 2015 are as follows:

		Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$(1,231)	$-	$(19,161)	$(20,392)
Futures contracts	-	-	-	(625)	(625)
Written options contracts	-	2,180	-	-	2,180
Swap contracts	(8,935)	-	-	-	(8,935)
Swaptions contracts	(4,586)	-	-	-	(4,586)
	$(13,521)	$949	$-	$(19,786)	$(32,358)

Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$(51,930)	$-	$253	$(51,677)
Written options contracts	-	868	-	-	868
Swap contracts	-	-	-	26,466	26,466
Swaptions contracts	(481)	-	-	-	(481)
	$(481)	$(51,062)	$-	$26,719	$(24,824)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2015 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Swap contracts	Notional amount	$1,250,000
	Swaptions contracts	Notional amount	$500,000
Equity contracts	Purchased options contracts	Number of contracts	674
	Written options contracts	Number of contracts	(33)
Interest rate contracts	Purchased options contracts	Number of contracts	110
	Written options contracts	Number of contracts	(8)
	Swap contracts	Notional amount	$1,207,272

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	Citibank	$26,466	$-	$(26,466)	$-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Fund to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Long/Short Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) with respect to the Palmer Square Long/Short Credit Fund (the “Fund”) series of the Trust for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; performance information provided by the Investment Advisor for three strategies it manages; reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Nontraditional Bond fund universe (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year with respect to the Investment Advisor at other Board and Board committee meetings as the investment advisor of four other series of the Trust, and a presentation by the Investment Advisor made at the meeting. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Trustees considered information provided by the Investment Advisor for three strategies it manages, noting material differences between those strategies and those of the Fund. The Board noted that the annualized total return of each of the three strategies for the period since its inception was higher than the return of the B of A Merrill Lynch 3-Month Treasury Bill Index, the benchmark used by many large long/short credit funds.

The Board noted its familiarity with the Investment Advisor as the investment advisor of four other series of the Trust, and considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund. The Board also considered the qualifications, experience and responsibilities of the Investment Advisor’s personnel who would be involved in the activities of the Fund. In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

Palmer Square Long/Short Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed annual investment advisory fees and total annual expenses of the Fund. In reviewing the Fund’s fees, the Board observed, among other things, that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was 0.35% higher than the median advisory fee of the funds in its Peer Group and its Expense Universe. The Board noted, however, that the Fund’s unique strategy made construction of a peer group of funds difficult, and that the Expense Universe consisted largely of unconstrained bond funds, many of which use short sales or derivatives to hedge interest rate risk, rather than hedging their portfolios through a combination of long and short positions on specific companies while also attempting to generate company-specific alpha. The Board reviewed information prepared by the Investment Advisor regarding a peer group of five comparable funds, and observed that the Fund’s proposed advisory fee was the same as the highest advisory fee in the peer group. With respect to the Fund’s total expenses, the Board observed that the proposed total expenses (net of fee waivers) were 0.60% higher than the median total expenses of the funds in its Peer Group and its Expense Universe. The Board noted, however, that of the five funds in the peer group constructed by the Investment Advisor, one fund had a higher total net expense ratio than the Fund. The Board also noted that the proposed advisory fee for the Fund is between the advisory fees charged by the Investment Advisor to two other series of the Trust with similar objectives and policies as the Fund, and within the range of advisory fees charged by the Investment Advisor to other client accounts managed by the Investment Advisor with similar objectives and policies, two of which also paid incentive fees in addition to asset-based fees.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Fund for the first year of the Fund’s operations taking into account estimated assets of $25 million, and determined that the level of expected profitability was reasonable. The Board also considered the potential benefits to be received by the Investment Advisor as a result of its relationship with the Fund (other than the receipt of investment advisory fees), including research made available to the Investment Advisor by broker-dealers providing execution services to the Fund, benefits associated with its ability to offer a broader range of mutual fund investments to investors, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Palmer Square Long/Short Credit Fund
EXPENSE EXAMPLE
For the Periods Ended April 30, 2015 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 28, 2014 (commencement of operations) to April 30, 2015.

The Hypothetical (5% annual return before expenses) examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Palmer Square Long/Short Credit Fund
EXPENSE EXAMPLE - Continued
For the Periods Ended April 30, 2015 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	11/28/14*	4/30/15	11/28/14*– 4/30/15
Class I	$ 1,000.00	$1,005.30	$ 12.36
Class A	1,000.00	1,003.90	13.40
Hypothetical (5% annual return before expenses)^	11/1/14	4/30/15	11/1/14 – 4/30/15
Class I	$ 1,000.00	$1,010.31	$ 14.56
Class A	1,000.00	1,009.07	15.79

*	Commencement of operations.

**
Expenses are equal to the Fund’s annualized expense ratio of 2.92% and 3.17% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the since inception period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 2.92% and 3.17% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Long/Short Credit Fund
a series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Long/Short Credit Fund – Class I	PCHIX	46141Q 808
Palmer Square Long/Short Credit Fund – Class A	PCHAX	46141Q 709

Privacy Principles of the Palmer Square Long/Short Credit Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Long/Short Credit Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Long/Short Credit Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/9/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/9/2015